	Institutional	P	Administrative	D
Share Class & Ticker:	PRRIX	PRLPX	PARRX	PRRDX

Summary Prospectus	July 31, 2010 (as revised February 14, 2011)

PIMCO Real Return Fund

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at http://investments.pimco.com/prospectuses. You can also get this information at no cost by calling 1-800-927-4648 or by sending an email request to Orders@MySummaryProspectus.com. The Fund’s prospectus and Statement of Additional Information, both dated July 31, 2010, along with the financial statements included in the Fund’s most recent annual report to shareholders dated March 31, 2010, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE

The Fund seeks maximum real return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.45%	0.55%	0.45%	0.60%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%
Other Expenses(1)	0.03%	0.01%	0.03%	0.03%
Total Annual Fund Operating Expenses(2)	0.48%	0.56%	0.73%	0.88%

(1)	“Other Expenses” reflect interest expense. Interest expense results from the Fund’s use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund.

(2)	Total Annual Fund Operating Expenses excluding interest expense is 0.45%, 0.55%, 0.70% and 0.85% for Institutional Class, Class P, Administrative Class and Class D, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$49	$154	$269	$604
Class P	$57	$179	$313	$701
Administrative Class	$75	$233	$406	$906
Class D	$90	$281	$488	$1,084

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 408% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Because market convention for bonds is to use nominal yields to measure duration, duration for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor. The resulting nominal duration typically can range from 20% and 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the Barclays Capital U.S. TIPS Index will be calculated using the same conversion factors. The effective duration of this Fund normally varies within three years (plus or minus) of the effective duration of the Barclays Capital U.S. TIPS Index which as of June 30, 2010, as converted, was 4.04 years.

PIMCO Real Return Fund

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Rating Services or Fitch, Inc., or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks,

mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Summary Prospectus

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by the Class P shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Barclays Capital Inflation Notes Index. Lipper Treasury Inflation-Protected Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in inflation-indexed fixed income securities issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The index returns allow for a comparison of the Fund’s performance to an index of funds with similar investment objectives as the Fund.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance, and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*	The year-to date return as of June 30, 2010 is 5.16%. For the periods shown in the bar chart, the highest quarterly return was 7.71% in the third quarter of 2002, and the lowest quarterly return was -5.76% in the third quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	18.96%	5.04%	8.14%
Institutional Class Return After Taxes on Distributions(1)	17.27%	2.83%	5.65%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	12.29%	2.99%	5.54%
P Class Return Before Taxes	18.85%	4.93%	8.04%
Administrative Class Return Before Taxes	18.67%	4.77%	7.86%
D Class Return Before Taxes	18.49%	4.58%	7.67%
Barclays Capital U.S. TIPS Index (reflects no deductions for fees, expenses or taxes)	11.41%	4.63%	7.70%
Lipper Treasury Inflation-Protected Securities Funds Average (reflects no deductions for taxes)	10.88%	3.56%	6.77%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Mihir Worah. Mr. Worah is a Managing Director of PIMCO and he has managed the Fund since December 2007.

PURCHASE AND SALE OF FUND SHARES

Institutional Class, Class P or Administrative Class shares: The minimum initial investment for Institutional Class, Class P or Administrative Class shares of the Fund is $1 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors.

Class D shares: The minimum initial investment for Class D shares of the Fund is $1,000, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. The minimum subsequent investment for Class D shares is $50.

You may sell (redeem) all or part of your Fund shares on any business day. Depending on the elections made on the Client Registration Application, you may sell by:

■	Sending a written request by mail to: PIMCO Funds at PIMCO Funds c/o BFDS Midwest 330 W. 9th Street, Kansas City, MO 64105
■	Calling us at 1-800-927-4648 and a Shareholder Services associate will assist you
■	Sending a fax to our Shareholder Services department at 1-816-421-2861
■	Sending an email to pimcoteam@bfdsmidwest.com

TAX INFORMATION

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including PIMCO) may pay the intermediary for the sale of those shares of the Fund and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

PFR0795I_021411

	A	B	C	R
Share Class & Ticker:	PRTNX	PRRBX	PRTCX	PRRRX

Summary Prospectus	July 31, 2010 (as revised February 14, 2011)

PIMCO Real Return Fund

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at http://investments.pimco.com/prospectuses. You can also get this information at no cost by calling 1-800-426-0107 or by sending an email request to Orders@MySummaryProspectus.com. The Fund’s prospectus and Statement of Additional Information, both dated July 31, 2010, as supplemented, along with the financial statements included in the Fund’s most recent annual report to shareholders dated March 31, 2010, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE

The Fund seeks maximum real return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. Effective April 11, 2011, purchases of the funds offered by Allianz Funds and Allianz Multi-Strategy Funds will no longer be eligible to qualify for sales charge discounts. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 113 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	5.00%	1.00%	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.75%	0.50%
Other Expenses(1)	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses(2)	0.93%	1.68%	1.43%	1.18%

(1)	“Other Expenses” reflect interest expense. Interest expense results from the Fund’s use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund.
(2)	Total Annual Fund Operating Expenses excluding interest expense is 0.90%, 1.65%, 1.40%, and 1.15% for Class A, Class B, Class C and Class R, respectively.

Example The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$466	$660	$870	$1,475
Class B	$671	$830	$1,113	$1,788
Class C	$246	$452	$782	$1,713
Class R	$120	$375	$649	$1,432

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$466	$660	$870	$1,475
Class B	$171	$530	$913	$1,788
Class C	$146	$452	$782	$1,713
Class R	$120	$375	$649	$1,432

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 408% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be repre-

PIMCO Real Return Fund

sented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Because market convention for bonds is to use nominal yields to measure duration, duration for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor. The resulting nominal duration typically can range from 20% and 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the Barclays Capital U.S. TIPS Index will be calculated using the same conversion factors. The effective duration of this Fund normally varies within three years (plus or minus) of the effective duration of the Barclays Capital U.S. TIPS Index which as of June 30, 2010, as converted, was 4.04 years.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Rating Services or Fitch, Inc., or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risks of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Summary Prospectus

Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Class B, C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class R shares (December 31, 2002), performance information shown in the table for Class R shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Barclays Capital Inflation Notes Index. Lipper Treasury Inflation-Protected Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in inflation-indexed fixed income securities issued in the United States.

Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The index returns allow for a comparison of the Fund’s performance to an index of funds with similar investment objectives as the Fund.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at
http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Class A*

*	The year-to date return as of June 30, 2010 is 4.93%. For the periods shown in the bar chart, the highest quarterly return was 7.58% in the third quarter of 2002, and the lowest quarterly return was -5.87% in the third quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Class A Return Before Taxes	14.88%	3.93%	7.34%
Class A Return After Taxes on Distributions(1)	13.42%	1.91%	5.03%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	9.64%	2.15%	4.94%
Class B Return Before Taxes	12.55%	3.46%	7.10%
Class C Return Before Taxes	16.84%	4.05%	7.13%
Class R Return Before Taxes	18.14%	4.31%	7.39%
Barclays Capital U.S. TIPS Index (reflects no deductions for fees, expenses or taxes)	11.41%	4.63%	7.70%
Lipper Treasury Inflation-Protected Securities Funds Average (reflects no deductions for taxes)	10.88%	3.56%	6.77%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Mihir Worah. Mr. Worah is a Managing Director of PIMCO and he has managed the Fund since December 2007.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Fund shares are processed at the net asset value next calculated after an order is received by the Distributor.

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The minimum initial investment for Class A, Class B and Class C shares of the Fund is $1,000 and $50 for each minimum subsequent investment, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. Effective November 1, 2009, Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described in “Sales of Class B shares” in the Fund’s prospectus. You may purchase or sell (redeem) all or part of your Fund shares through a broker, dealer, or other financial intermediary, or directly from the Trust by regular mail (PIMCO Funds, P.O. Box 55060, Boston, MA 02266-5060) or overnight mail (PIMCO Funds, c/o Boston Financial Data Services, Inc., 30 Dan Road, Canton, MA 02021-2809) as further described in the Fund’s prospectus. The Distributor reserves the right to require payment by wire or U.S. Bank check.

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There is no minimum initial or minimum additional investment in Class R shares because Class R shares may only be purchased through omnibus accounts for specified benefit plans. Specified benefit plans which wish to invest directly by mail should send a check payable to the PIMCO Family of Funds, along with a completed application form to the Trust by regular mail (PIMCO Funds, P.O. Box 55060, Boston, MA 02266-5060) or overnight mail (PIMCO Funds, c/o Boston Financial Data Services, Inc., 30 Dan Road, Canton, MA 02021-2809).

TAX INFORMATION

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Class A, Class B, Class C or Class R shares of the Fund and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

PFR0795R_021411